S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.07
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.93
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 144,316,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	2,040,100
With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.08
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.92
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 166,084,577
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,446,000
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.49
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 108,316,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,651,000
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.48
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 124,684,577
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,133,500
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.61
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.39
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 72,316,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,901,000
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.62
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.38
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 83,284,577
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,821,000
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.97
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.03
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 36,316,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,151,000
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.99
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.01
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 41,884,577
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,508,500
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.06
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.94
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 316,677
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,401,000
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.08
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.92
Net Tangible Book Value	$ (148,121)
Net Tangible Book Value, Adjusted	$ 484,577
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,196,000
Less Deferred Underwriting Commissions [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (6,900,000)
Less Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Public Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.1
Public Units [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.11
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.54
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.55
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.64
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.65
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.02
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.09
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.11
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 150,510,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,010,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	150,510,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,010,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	150,510,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,010,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	150,510,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,010,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	150,510,000
Net Proceeds From This Offering And The Sale Of The Placement Shares[Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	173,010,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	122,698
Less Deferred Underwriting Commissions [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,900)
Less Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,900)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,900)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,900)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(167,900)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(37,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(43,125,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(112,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(129,375,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (172,500,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	0
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered And Sale Of Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Less Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(3,750,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(4,312,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(7,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(8,625,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(11,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(12,937,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,250,000)
Placement Shares [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	401,000
Placement Shares [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	446,000
Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	401,000
Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	446,000
Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	401,000
Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	446,000
Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	401,000
Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	446,000
Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	401,000
Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	446,000